As filed with the Securities and Exchange Commission on November 16, 2012
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                                            1933 Act Registration No. 333-171759
                                             1940 Act Registration No. 811-22519

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      [ ]
Pre-Effective Amendment No. __                                               [ ]
Post-Effective Amendment No. 24                                              [X]
                                     and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              [ ]
Amendment No. 25                                                             [X]


                  FIRST TRUST EXCHANGE-TRADED ALPHADEX FUND II
               (Exact name of registrant as specified in charter)

                       120 East Liberty Drive, Suite 400
                            Wheaton, Illinois 60187
              (Address of Principal Executive Offices) (Zip Code)


       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (800) 621-1675

                       W. Scott Jardine, Esq., Secretary
                  First Trust Exchange-Traded AlphaDEX Fund II
                           First Trust Advisors L.P.
                       120 East Liberty Drive, Suite 400
                            Wheaton, Illinois 60187
                    (Name and Address of Agent for Service)

                                    Copy to:
                               Eric F. Fess, Esq.
                             Chapman and Cutler LLP
                             111 West Monroe Street
                            Chicago, Illinois 60603


It is proposed that this filing will become effective (check appropriate box):

[ ] Immediately upon filing pursuant to paragraph (b)
[X] on December 17, 2012 pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] on (date) pursuant to paragraph (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(2)
[ ] on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[X] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                  CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 24

      This Post-Effective Amendment to the Registration Statement comprises the following papers and contents:


      The Facing Sheet

      The sole purpose of this filing is to delay the effectiveness of the Registrant's Post-Effective Amendment No. 7, as it relates to First Trust Dividend AlphaDEX(R) Fund, First Trust Emerging Markets Dividend AlphaDEX(R) Fund, First Trust International Dividend AlphaDEX(R) Fund and First Trust Global Commodity AlphaDEX(R) Fund, each a series of the Registrant, until December 17, 2012. Parts A, B and C of the Registrant's Post-Effective Amendment No. 7 under the Securities Act of 1933 as it relates to First Trust Dividend AlphaDEX(R) Fund, First Trust Emerging Markets Dividend AlphaDEX(R) Fund, First Trust International Dividend AlphaDEX(R) Fund and First Trust Global Commodity AlphaDEX(R) Fund, each a series of the Registrant, filed on February 17, 2012, are incorporated by reference herein.

         Signatures

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Wheaton, and State of Illinois, on the 16th day of November, 2012.

                                  FIRST TRUST EXCHANGE-TRADED ALPHADEX FUND II



                                  By: /s/ Mark R. Bradley
                                     -------------------------------------------
                                     Mark R. Bradley, President and Chief
                                     Executive Officer


      Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

SIGNATURE                               TITLE                                 DATE
                                        President and Chief Executive         November 16, 2012
/s/ Mark R. Bradley                     Officer
-------------------------------------
    Mark R. Bradley

                                        Treasurer, Chief Financial Officer    November 16, 2012
/s/ James M. Dykas                      and Chief Accounting Officer
-------------------------------------
    James M. Dykas

                                                         )
James A. Bowen*                                  Trustee )
                                                         )
                                                         )
Richard E. Erickson*                             Trustee )
                                                         )
                                                         )
Thomas R. Kadlec*                                Trustee )                    BY: /s/ W. Scott Jardine
                                                         )                       -------------------------------
                                                         )                            W. Scott Jardine
Robert F. Keith*                                 Trustee )                            Attorney-In-Fact
                                                         )                            November 16, 2012
                                                         )
Niel B. Nielson*                                 Trustee )
                                                         )

* Original powers of attorney authorizing James A. Bowen, W. Scott Jardine and Eric F. Fess, to execute Registrant's Registration Statement, and Amendments thereto, for each of the trustees of the Registrant on whose behalf this Registration Statement is filed, were previously executed, filed as an exhibit and are incorporated by reference herein.